Segment information - Segment equity and liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Debts related to Orange Bank activities	€ 4,660	€ 4,364
Current financial liabilities	6,311	4,759	€ 4,536
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial liabilities	100	95
Debts related to Orange Bank activities	4,660	4,364
Current financial liabilities	€ 281	€ 143